Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
3.	Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2014	2013
Production equipment	$6,082	$2,148
Office equipment	620	345
Lab equipment	1,963	1,601
Leasehold improvements	4,009	890
Construction in progress	1,850	400

	14,524	5,384
Less accumulated depreciation	(2,099)	(759)

	$12,425	$4,625

Depreciation and amortization expense for the years ended December 31, 2014 and 2013, was $2.1 million and $0.8 million, respectively.